SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012 warrants options	Dec. 31, 2011 warrants options
Significant Accounting Policies 1		90.00%
Significant Accounting Policies 2		10.00%
Significant Accounting Policies 3		566,482
Significant Accounting Policies 4		2,439,320
Significant Accounting Policies 5		2,067,000
Significant Accounting Policies 6		1,788,000
Significant Accounting Policies 1	566,482
Significant Accounting Policies 2	566,482
Significant Accounting Policies 3	1,957,000
Significant Accounting Policies 4	2,067,000